SEGMENT INFORMATION (Schedule of Revenues and Long-Lived Assets Within Geographic Areas) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Revenues	$ 86,831	$ 92,602	$ 64,292
Long-lived assets	21,532	21,112
Israel [Member]
Revenues	18,975	13,577	9,599
Long-lived assets	3,641	3,720
Europe [Member]
Revenues	18,896	14,021	11,232
Long-lived assets	914	970
North America [Member]
Revenues	19,713	24,324	15,547
South And Latin America [Member]
Revenues	8,077	25,471	13,152
Africa [Member]
Revenues	11,144	7,126	9,370
Others [Member]
Revenues	10,026	8,083	5,392
Long-lived assets	801	708
USA [Member]
Long-lived assets	2,177	2,377
Canada [Member]
Long-lived assets	$ 13,999	$ 13,337